PORTFOLIO OF INVESTMENTS
as of January 31, 2025 (Unaudited)

Voya VACS Series EME Fund
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK : 98.5%
Brazil : 7.5%
31,525
Allos SA
$ 102,655
0.0
64,154
Ambev SA
122,291
0.1
453,583
Ambev SA, ADR
839,129
0.4
70,343  B3 SA - Brasil Bolsa
Balcao
133,487
0.1
353,338
(1)
Banco Bradesco SA, ADR
745,543
0.3
64,528  Banco Santander Brasil
SA, ADR
291,021
0.1
43,831  BB Seguridade
Participacoes SA
289,054
0.1
132,975
BRF SA, ADR
498,656
0.2
8,639  Cia de Saneamento
Basico do Estado de Sao
Paulo SABESP
139,961
0.1
12,085
Energisa S/A
82,634
0.0
20,335
Equatorial Energia SA
105,084
0.0
219,402  Itau Unibanco Holding SA,
ADR
1,272,532
0.5
38,395
JBS S/A
234,809
0.1
42,031
Klabin SA
162,757
0.1
16,018
Petroleo Brasileiro SA
114,159
0.0
172,150  Petroleo Brasileiro SA -
Foreign, ADR
2,446,251
1.0
610,634
Raia Drogasil SA
2,236,047
0.9
37,837
Rumo SA
118,677
0.0
12,289
Suzano SA
131,468
0.1
22,907
Telefonica Brasil SA
203,041
0.1
69,985
Telefonica Brasil SA, ADR
617,968
0.3
61,802
TIM SA/Brazil
164,550
0.1
37,700
TIM SA/Brazil, ADR
499,148
0.2
489,203
Totvs SA
2,854,497
1.2
56,879
Vale SA, ADR
528,406
0.2
43,983
Vale SA - Foreign
407,163
0.2
42,865
Vibra Energia SA
124,545
0.1
181,351
XP, Inc. - Class A
2,475,441
1.0
17,940,974
7.5
Chile : 0.3%
50,686
Cencosud SA
129,182
0.1
13,236  Sociedad Quimica y
Minera de Chile SA, ADR
523,352
0.2
652,534
0.3
China : 13.4%
386,700  Alibaba Group Holding
Ltd.
4,743,450
2.0
64,450
(2)
Baidu, Inc. - Class A
728,703
0.3
3,105
(2)
BeiGene Ltd., ADR
698,594
0.3
3,500
BYD Co. Ltd. - Class H
122,991
0.0
1,025,000
(3)
CGN Power Co. Ltd. -
Class H
331,731
0.1
250,000  China Communications
Services Corp. Ltd. - Class
H
142,244
0.1
200,000  China Construction Bank
Corp. - Class H
162,743
0.1
26,500  China Shenhua Energy
Co. Ltd. - Class H
106,861
0.0
332,000  CSPC Pharmaceutical
Group Ltd.
191,391
0.1
21,200
ENN Energy Holdings Ltd.
144,310
0.1
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
China (continued)
379,297
H World Group Ltd.
$ 1,227,957
0.5
64,200  Haier Smart Home Co.
Ltd. - Class H
212,345
0.1
134,000  Hengan International
Group Co. Ltd.
366,842
0.2
101,300  Inner Mongolia Yitai Coal
Co. Ltd. - Class B
210,399
0.1
23,132
(2)
iQIYI, Inc., ADR
50,196
0.0
83,250
JD.com, Inc. - Class A
1,693,373
0.7
136,000  Jiangsu Expressway Co.
Ltd. - Class H
150,279
0.1
72,000  Jiangxi Copper Co. Ltd. -
Class H
114,276
0.0
3,200  Kweichow Moutai Co. Ltd.
- Class A
635,774
0.3
43,800  Lao Feng Xiang Co. Ltd. -
Class B
157,815
0.1
89,400
(2)(3)
Meituan - Class B
1,701,511
0.7
9,500
NetEase, Inc.
195,274
0.1
10,025  New Oriental Education &
Technology Group, Inc.,
ADR
488,819
0.2
314,000  People's Insurance Co.
Group of China Ltd. -
Class H
160,700
0.1
1,160,000  PetroChina Co. Ltd. -
Class H
886,868
0.4
150,000  PICC Property & Casualty
Co. Ltd. - Class H
243,710
0.1
148,000
(3)
Qingdao Port International
Co. Ltd. - Class H
114,724
0.0
137,428
(1)
Shenzhen International
Holdings Ltd.
122,932
0.0
19,400  Shenzhen Mindray Bio-
Medical Electronics Co.
Ltd. - Class A
623,917
0.3
122,244
Tencent Holdings Ltd.
6,431,895
2.7
122,284  Tencent Music
Entertainment Group, ADR
1,464,962
0.6
324,000  Tingyi Cayman Islands
Holding Corp.
493,984
0.2
3,350
(2)
Trip.com Group Ltd.
235,284
0.1
21,431
(2)
Trip.com Group Ltd., ADR
1,503,813
0.6
80,000  Tsingtao Brewery Co. Ltd.
- Class H
491,345
0.2
705,000  Uni-President China
Holdings Ltd.
709,629
0.3
27,500
(1)
Weibo Corp. - Class A
269,477
0.1
141,000  Weichai Power Co. Ltd. -
Class H
245,368
0.1
39,400  Wuliangye Yibin Co. Ltd. -
Class A
694,843
0.3
180,500  Yangzijiang Shipbuilding
Holdings Ltd.
404,226
0.2
46,905
Yum China Holdings, Inc.
2,139,197
0.9
31,814,752
13.4
Czechia : 0.1%
5,827
CEZ AS
255,352
0.1

PORTFOLIO OF INVESTMENTS
as of January 31, 2025 (Unaudited) (continued)

Voya VACS Series EME Fund
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Egypt : 0.0%
79,514  Commercial International
Bank Egypt SAE
$ 120,625
0.0
France : 1.0%
6,258
L'Oreal SA
2,321,915
1.0
Germany : 0.7%
6,403
Adidas AG
1,688,211
0.7
Greece : 0.4%
6,240  GEK Terna Holding Real
Estate Construction SA
120,861
0.1
19,806  Hellenic
Telecommunications
Organization SA
299,491
0.1
13,342  Helleniq Energy Holdings
SA
103,666
0.0
6,573
Jumbo SA
177,571
0.1
10,999
OPAP SA
188,680
0.1
890,269
0.4
Hong Kong : 2.4%
385,459
AIA Group Ltd.
2,709,833
1.1
47,500
(1)
Beijing Enterprises
Holdings Ltd.
163,144
0.1
1,528,164
(3)
Budweiser Brewing Co.
APAC Ltd.
1,399,061
0.6
262,000  China Everbright
Environment Group Ltd.
114,595
0.1
119,200
China Gas Holdings Ltd.
98,813
0.0
60,000  China Merchants Port
Holdings Co. Ltd.
102,029
0.0
47,600  China Resources Gas
Group Ltd.
161,581
0.1
54,000
(1)
China Resources Power
Holdings Co. Ltd.
120,098
0.1
74,000  China State Construction
International Holdings Ltd.
108,619
0.0
674,000
Kunlun Energy Co. Ltd.
643,557
0.3
5,621,330
2.4
Hungary : 0.4%
66,741  Magyar Telekom
Telecommunications PLC
235,174
0.1
56,918  MOL Hungarian Oil & Gas
PLC
415,812
0.2
10,107
Richter Gedeon Nyrt
261,757
0.1
912,743
0.4
Iceland : 0.1%
209,199
Hagar hf
153,861
0.1
India : 17.4%
4,988
ACC Ltd.
115,110
0.1
1,850
AIA Engineering Ltd.
78,612
0.0
1,936
Alkem Laboratories Ltd.
113,005
0.1
13,790
Ambuja Cements Ltd.
81,275
0.0
52,415
Asian Paints Ltd.
1,388,670
0.6
8,794
Axis Bank Ltd.
99,641
0.0
1,183
Bajaj Auto Ltd.
120,519
0.1
27,111
Bajaj Finance Ltd.
2,458,241
1.0
882  Bajaj Holdings &
Investment Ltd.
117,372
0.1
51,847
Bharat Electronics Ltd.
174,125
0.1
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
India (continued)
6,138
Bharat Forge Ltd.
$ 86,476
0.0
89,114  Bharat Petroleum Corp.
Ltd.
267,379
0.1
14,143
Bharti Airtel Ltd.
228,081
0.1
311
Bosch Ltd.
102,997
0.0
2,995
Britannia Industries Ltd.
177,170
0.1
15,642
Cipla Ltd./India
266,545
0.1
58,469
Coal India Ltd.
266,091
0.1
1,910
Coforge Ltd.
181,142
0.1
4,809  Colgate-Palmolive India
Ltd.
156,430
0.1
10,825  Container Corp. Of India
Ltd.
97,136
0.0
5,130  Coromandel International
Ltd.
106,945
0.0
4,037
Cummins India Ltd.
135,306
0.1
2,249
Divi's Laboratories Ltd.
144,826
0.1
19,363  Dr Reddy's Laboratories
Ltd.
271,722
0.1
3,597
Eicher Motors Ltd.
215,201
0.1
25,035
Exide Industries Ltd.
107,905
0.1
46,614
GAIL India Ltd.
94,732
0.0
6,115
Havells India Ltd.
110,279
0.1
62,754
HCL Technologies Ltd.
1,245,365
0.5
4,014
(3)
HDFC Asset Management
Co. Ltd.
178,818
0.1
123,062
HDFC Bank Ltd.
2,408,739
1.0
75,519
HDFC Bank Ltd., ADR
4,579,472
1.9
6,189
Hero MotoCorp Ltd.
309,001
0.1
31,409
Hindalco Industries Ltd.
214,527
0.1
1,788
Hindustan Aeronautics Ltd.
80,870
0.0
24,397  Hindustan Petroleum
Corp. Ltd.
100,588
0.0
21,833
Hindustan Unilever Ltd.
621,086
0.3
4,003
(3)
ICICI Lombard General
Insurance Co. Ltd.
85,695
0.0
12,372
Indian Hotels Co. Ltd.
108,816
0.1
92,141
Indian Oil Corp. Ltd.
136,082
0.1
45,454
Indraprastha Gas Ltd.
105,441
0.0
22,225
(2)
Indus Towers Ltd.
88,698
0.0
91,305
Infosys Ltd.
1,986,736
0.8
189,197
Infosys Ltd. - Foreign, ADR
4,152,874
1.7
2,471
(2)(3)
InterGlobe Aviation Ltd.
122,708
0.1
4,215
Larsen & Toubro Ltd.
172,948
0.1
8,338
Lupin Ltd.
199,736
0.1
3,307
Mahindra & Mahindra Ltd.
113,656
0.1
13,739
Marico Ltd.
106,182
0.0
1,012
Maruti Suzuki India Ltd.
143,374
0.1
12,488  Max Healthcare Institute
Ltd.
152,458
0.1
145
MRF Ltd.
189,797
0.1
82,263
NHPC Ltd.
76,063
0.0
214,659
NMDC Ltd.
162,945
0.1
48,057
NTPC Ltd.
178,982
0.1
48,183  Oil & Natural Gas Corp.
Ltd.
145,281
0.1
827  Oracle Financial Services
Software Ltd.
86,590
0.0
3,190
Persistent Systems Ltd.
221,089
0.1
67,895
Petronet LNG Ltd.
246,861
0.1

PORTFOLIO OF INVESTMENTS
as of January 31, 2025 (Unaudited) (continued)

Voya VACS Series EME Fund
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
India (continued)
4,631
Phoenix Mills Ltd.
$ 87,532
0.0
3,071
PI Industries Ltd.
123,190
0.1
3,010
Pidilite Industries Ltd.
99,673
0.0
70,758  Power Grid Corp. of India
Ltd.
245,725
0.1
513,317
Reliance Industries Ltd.
7,470,232
3.1
147,226
(2)
Reliance Strategic
Investments Ltd.
408,921
0.2
1,365
Siemens Ltd.
95,279
0.0
10,747  Sun Pharmaceutical
Industries Ltd.
215,941
0.1
1,646
Supreme Industries Ltd.
75,120
0.0
69,812  Tata Consultancy Services
Ltd.
3,303,401
1.4
64,958  Tata Consumer Products
Ltd.
765,940
0.3
16,037
Tata Motors Ltd.
131,985
0.1
24,724
Tata Power Co. Ltd.
103,559
0.0
79,878
Tata Steel Ltd.
123,445
0.1
15,768
Tech Mahindra Ltd.
303,169
0.1
2,756
Titan Co. Ltd.
110,594
0.1
2,744  Torrent Pharmaceuticals
Ltd.
103,399
0.0
6,088
Torrent Power Ltd.
102,497
0.0
1,399
Trent Ltd.
92,472
0.0
1,441
UltraTech Cement Ltd.
190,559
0.1
5,740
United Spirits Ltd.
94,140
0.0
31,949
Vedanta Ltd.
162,115
0.1
9,029
Voltas Ltd.
130,994
0.1
52,708
Wipro Ltd.
188,825
0.1
34,003
(2)
Zomato Ltd.
86,120
0.0
8,920
Zydus Lifesciences Ltd.
99,619
0.0
41,398,857
17.4
Indonesia : 1.9%
515,700  Adaro Energy Indonesia
Tbk PT
73,642
0.0
2,533,400
Astra International Tbk PT
744,403
0.3
5,187,031
Bank Central Asia Tbk PT
2,996,443
1.3
293,800  Bank Mandiri Persero
Tbk PT
107,949
0.0
967,300  Telkom Indonesia Persero
Tbk PT
155,783
0.1
2,443,100
Unilever Indonesia Tbk PT
243,781
0.1
109,100
United Tractors Tbk PT
166,495
0.1
4,488,496
1.9
Ireland : 0.8%
17,153
(2)
PDD Holdings, Inc., ADR
1,919,592
0.8
Japan : 1.2%
8,457
Fast Retailing Co. Ltd.
2,785,375
1.2
Kuwait : 0.1%
103,847  Mobile
Telecommunications Co.
KSCP
152,180
0.1
Luxembourg : 0.1%
9,722
Reinet Investments SCA
240,634
0.1
Malaysia : 1.5%
88,100
AMMB Holdings Bhd
111,355
0.0
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Malaysia (continued)
51,100
CIMB Group Holdings Bhd
$ 91,731
0.0
248,200
Gamuda Bhd
224,288
0.1
106,600
Genting Bhd
86,663
0.0
227,000
IJM Corp. Bhd
121,148
0.0
50,600  Malaysia Airports Holdings
Bhd
124,187
0.1
104,500
MISC Bhd
169,501
0.1
211,900
(3)
MR DIY Group M Bhd
79,634
0.0
48,100
Petronas Gas Bhd
185,273
0.1
1,254,000
Public Bank Bhd
1,211,249
0.5
313,400
Sime Darby Bhd
157,794
0.1
106,600
Telekom Malaysia Bhd
157,394
0.1
241,700
Tenaga Nasional Bhd
736,734
0.3
219,300
YTL Corp. Bhd
93,285
0.0
192,600  YTL Power International
Bhd
134,719
0.1
3,684,955
1.5
Mexico : 5.6%
192,670
Alfa SAB de CV - Class A
157,041
0.1
202,866
America Movil SAB de CV
142,443
0.1
57,081  America Movil SAB de CV
- Foreign, ADR
799,705
0.3
17,934  Arca Continental SAB de
CV
163,381
0.1
343,646
Cemex SAB de CV
202,984
0.1
111,315  Cemex SAB de CV -
Foreign, ADR
660,098
0.3
43,473  Coca-Cola Femsa SAB
de CV
340,303
0.1
8,840  Coca-Cola Femsa SAB de
CV - Foreign, ADR
693,851
0.3
41,770  Corp Inmobiliaria Vesta
SAB de CV
109,031
0.0
27,464  El Puerto de Liverpool
SAB de CV - Class C1
137,095
0.1
112,090  Fibra Uno Administracion
SA de CV
116,352
0.0
57,855  Fomento Economico
Mexicano SAB de CV
492,250
0.2
41,979  Fomento Economico
Mexicano SAB de CV -
Foreign, ADR
3,581,648
1.5
11,143  Gruma SAB de CV - Class
B
192,290
0.1
12,106  Grupo Aeroportuario del
Centro Norte SAB de CV
114,306
0.0
10,462  Grupo Aeroportuario del
Pacifico SAB de CV -
Class B
193,074
0.1
9,182  Grupo Aeroportuario del
Sureste SAB de CV -
Class B
249,822
0.1
26,758
Grupo Bimbo SAB de CV
70,117
0.0
19,887  Grupo Comercial Chedraui
SA de CV
114,675
0.0
123,688  Grupo Financiero Banorte
SAB de CV - Class O
858,570
0.4
59,076
(2)
Grupo Financiero Inbursa
SAB de CV - Class O
125,866
0.1
35,870
Grupo Mexico SAB de CV
175,092
0.1

PORTFOLIO OF INVESTMENTS
as of January 31, 2025 (Unaudited) (continued)

Voya VACS Series EME Fund
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Mexico (continued)
110,222
Grupo Televisa SAB, ADR
$ 211,626
0.1
34,993
(2)
Ollamani SAB
60,793
0.0
90,174  Prologis Property Mexico
SA de CV
280,896
0.1
17,620  Promotora y Operadora de
Infraestructura SAB de CV
163,981
0.1
1,142,303  Wal-Mart de Mexico SAB
de CV
2,975,655
1.2
13,382,945
5.6
Netherlands : 1.0%
34,012
Heineken NV
2,363,070
1.0
20,350
NEPI Rockcastle NV
153,781
0.0
2,516,851
1.0
Peru : 0.6%
29,182  Cia de Minas
Buenaventura SAA, ADR
372,362
0.2
5,440
Credicorp Ltd.
996,064
0.4
1,368,426
0.6
Philippines : 0.2%
558,000
DMCI Holdings, Inc.
104,195
0.0
21,300  International Container
Terminal Services, Inc.
127,182
0.0
19,450
Manila Electric Co.
149,275
0.1
7,630
PLDT, Inc.
174,618
0.1
555,270
0.2
Qatar : 0.2%
37,822
Ooredoo QPSC
134,211
0.0
41,488
Qatar Fuel QSC
174,680
0.1
78,374
Qatar Navigation QSC
235,703
0.1
544,594
0.2
Romania : 0.2%
1,776,698
OMV Petrom SA
270,058
0.1
5,343  Societatea De Producere
A Energiei Electrice
in Hidrocentrale
Hidroelectrica SA
136,470
0.1
406,528
0.2
Saudi Arabia : 0.7%
2,606
Astra Industrial Group
130,623
0.1
2,211  Bupa Arabia for
Cooperative Insurance Co.
109,645
0.0
16,439
Etihad Etisalat Co.
253,771
0.1
36,054
Jarir Marketing Co.
123,170
0.1
3,182
Riyadh Cables Group Co.
120,185
0.0
109,000
(3)
Saudi Arabian Oil Co.
806,582
0.3
14,381
Saudi Telecom Co.
166,651
0.1
1,710,627
0.7
South Africa : 1.8%
13,456
Bid Corp. Ltd.
343,197
0.1
12,275
Bidvest Group Ltd.
167,451
0.1
750  Capitec Bank Holdings
Ltd.
119,414
0.0
13,024
Clicks Group Ltd.
250,686
0.1
19,381
Exxaro Resources Ltd.
181,432
0.1
16,072
Foschini Group Ltd.
122,270
0.1
18,162
Mr Price Group Ltd.
242,114
0.1
54,857
OUTsurance Group Ltd.
185,074
0.1
400,008
Sanlam Ltd.
1,743,056
0.7
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
South Africa (continued)
18,311
Shoprite Holdings Ltd.
$ 279,506
0.1
8,080
Standard Bank Group Ltd.
94,244
0.0
14,928
Tiger Brands Ltd.
220,654
0.1
23,589
Vodacom Group Ltd.
137,965
0.1
58,724  Woolworths Holdings Ltd./
South Africa
182,514
0.1
4,269,577
1.8
South Korea : 15.0%
1,114
CJ Corp.
72,706
0.0
2,099
(2)
Coway Co. Ltd.
111,039
0.0
1,996
DB Insurance Co. Ltd.
132,808
0.1
4,354
(2)
GS Holdings Corp.
114,870
0.0
2,471
Hana Financial Group, Inc.
102,276
0.0
8,932
(2)
Hankook Tire &
Technology Co. Ltd.
250,597
0.1
2,861
HD Hyundai Co. Ltd.
162,745
0.1
1,349
(2)
HD Korea Shipbuilding &
Offshore Engineering Co.
Ltd.
213,820
0.1
2,516
Hyundai Glovis Co. Ltd.
257,031
0.1
2,841
Hyundai Mobis Co. Ltd.
512,675
0.2
735
Hyundai Motor Co.
103,451
0.0
43,797
Kakao Corp.
1,149,877
0.5
2,641
KB Financial Group, Inc.
165,462
0.1
9,770
Kia Corp.
681,730
0.3
6,717
(2)
Korea Electric Power
Corp.
96,941
0.0
7,683
(2)
Korean Air Lines Co. Ltd.
130,435
0.1
3,083
KT&G Corp.
233,795
0.1
2,108
(2)
LG Corp.
108,065
0.0
1,457
LG Electronics, Inc.
83,946
0.0
73,258
LG Uplus Corp.
504,792
0.2
22,264
(2)
NAVER Corp.
3,297,012
1.4
2,262
S-1 Corp.
92,709
0.0
20,748
Samsung C&T Corp.
1,700,844
0.7
1,412  Samsung Electro-
Mechanics Co. Ltd.
129,329
0.1
139,288  Samsung Electronics Co.
Ltd.
4,974,493
2.1
463  Samsung Fire & Marine
Insurance Co. Ltd.
120,841
0.1
18,083
(2)
Samsung Life Insurance
Co. Ltd.
1,103,440
0.5
21,163  Shinhan Financial Group
Co. Ltd.
737,188
0.3
59,686
SK Hynix, Inc.
8,035,506
3.4
123,163
(2)
SK Square Co. Ltd.
7,870,211
3.3
60,107
SK Telecom Co. Ltd.
2,288,827
1.0
11,132  Woori Financial Group,
Inc.
122,475
0.1
35,661,936
15.0
Taiwan : 17.2%
7,000
Accton Technology Corp.
160,744
0.1
13,699
Advantech Co. Ltd.
156,834
0.1
94,000  ASE Technology Holding
Co. Ltd.
487,908
0.2
29,000
Asustek Computer, Inc.
527,872
0.2
19,000  Catcher Technology Co.
Ltd.
114,110
0.1

PORTFOLIO OF INVESTMENTS
as of January 31, 2025 (Unaudited) (continued)

Voya VACS Series EME Fund
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Taiwan (continued)
100,000  Cheng Shin Rubber
Industry Co. Ltd.
$ 150,436
0.1
66,000  Chicony Electronics Co.
Ltd.
305,633
0.1
61,000  Chunghwa Telecom Co.
Ltd.
232,931
0.1
103,000
Compal Electronics, Inc.
113,602
0.1
105,000  CTBC Financial Holding
Co. Ltd.
124,980
0.1
78,000
Delta Electronics, Inc.
1,016,343
0.4
177,000
Eva Airways Corp.
255,201
0.1
156,000  Far Eastern New Century
Corp.
147,766
0.1
37,000  Far EasTone
Telecommunications Co.
Ltd.
99,212
0.0
694,000
(1)(2)(3)
FIT Hon Teng Ltd.
303,904
0.1
138,000  Hon Hai Precision Industry
Co. Ltd.
736,870
0.3
5,000  International Games
System Co. Ltd.
142,853
0.1
35,000  King Yuan Electronics Co.
Ltd.
117,124
0.1
2,400
Largan Precision Co. Ltd.
198,327
0.1
61,000
Lite-On Technology Corp.
199,638
0.1
3,000
Lotes Co. Ltd.
169,028
0.1
127,000
MediaTek, Inc.
5,499,996
2.3
25,000  Micro-Star International
Co. Ltd.
136,834
0.1
24,000  Novatek Microelectronics
Corp.
377,162
0.2
349,000
Pegatron Corp.
1,015,442
0.4
188,000
Pou Chen Corp.
208,497
0.1
59,000  Powertech Technology,
Inc.
204,787
0.1
11,000  President Chain Store
Corp.
86,801
0.0
31,000
Quanta Computer, Inc.
245,772
0.1
17,000  Realtek Semiconductor
Corp.
280,005
0.1
153,350  SinoPac Financial
Holdings Co. Ltd.
105,554
0.0
86,000  Synnex Technology
International Corp.
184,842
0.1
117,000
Taiwan Cement Corp.
113,087
0.0
55,000
Taiwan Fertilizer Co. Ltd.
87,192
0.0
21,000
Taiwan Secom Co. Ltd.
78,703
0.0
763,575  Taiwan Semiconductor
Manufacturing Co. Ltd.
25,482,867
10.7
56,000  Uni-President Enterprises
Corp.
132,963
0.1
244,000  United Microelectronics
Corp.
290,898
0.1
2,000  Voltronic Power
Technology Corp.
112,884
0.0
41,000
WPG Holdings Ltd.
87,567
0.0
6,000
Yageo Corp.
97,379
0.0
104,980  Yuanta Financial Holding
Co. Ltd.
110,408
0.0
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Taiwan (continued)
38,000  Zhen Ding Technology
Holding Ltd.
$ 136,112
0.1
40,837,068
17.2
Thailand : 1.5%
15,300  Advanced Info Service
PCL
128,616
0.0
203,400  Bangkok Dusit Medical
Services PCL - Class F
141,942
0.1
1,809,419
CP ALL PCL - Foreign
2,785,625
1.2
23,800
Kasikornbank PCL
113,152
0.0
42,100  PTT Exploration &
Production PCL
158,502
0.1
303,800
PTT PCL - Foreign
283,436
0.1
3,611,273
1.5
Turkey : 1.0%
804,919
Akbank TAS
1,454,778
0.6
19,554
BIM Birlesik Magazalar AS
300,032
0.1
57,667
Coca-Cola Icecek AS
91,578
0.0
39,157
KOC Holding AS
185,625
0.1
6,406
Migros Ticaret AS
104,368
0.0
12,922
(2)
Turk Hava Yollari AO
114,079
0.1
33,225  Turkiye Petrol Rafinerileri
AS
130,712
0.1
2,381,172
1.0
United Arab Emirates : 0.8%
247,040
Air Arabia PJSC
207,826
0.1
75,828
Aldar Properties PJSC
157,763
0.1
103,401
Emaar Development PJSC
369,303
0.1
298,555
Emaar Properties PJSC
1,095,790
0.5
20,237  Emirates
Telecommunications
Group Co. PJSC
94,214
0.0
1,924,896
0.8
United Kingdom : 1.2%
48,786
Unilever PLC, ADR
2,799,341
1.2
United States : 0.6%
12,804
Micron Technology, Inc.
1,168,237
0.5
7,264  Titan Cement International
SA
347,394
0.1
1,515,631
0.6
Uruguay : 1.6%
2,004
(2)
MercadoLibre, Inc.
3,852,069
1.6
Total Common Stock
(Cost $221,561,922)
234,380,859
98.5
PREFERRED STOCK : 0.6%
Brazil : 0.5%
171,343  Cia Energetica de Minas
Gerais
323,391
0.1
45,582
Gerdau SA
133,999
0.1
352,233
Itausa SA
574,392
0.2
30,212
Petroleo Brasileiro SA
194,743
0.1
1,226,525
0.5
Chile : 0.0%
35,623
Embotelladora Andina SA
119,119
0.0

PORTFOLIO OF INVESTMENTS
as of January 31, 2025 (Unaudited) (continued)

Voya VACS Series EME Fund
Shares RA Value
Percentage
of Net
Assets
PREFERRED STOCK: (continued)
South Korea : 0.1%
1,599
(2)
LG Chem Ltd.
$ 152,183
0.1
Total Preferred Stock
(Cost $1,759,509)
1,497,827
0.6
Total Long-Term
Investments
(Cost $223,321,431)
235,878,686
99.1
Principal
Amount † RA Value
Percentage
of Net
Assets
SHORT-TERM INVESTMENTS : 1.5%
Repurchase Agreements : 0.3%
726,054
(4)
Daiwa Capital Markets
America, Inc., Repurchase
Agreement dated
01/31/2025, 4.350%, due
02/03/2025 (Repurchase
Amount $726,314,
collateralized by various
U.S. Government/U.S.
Government Agency
Obligations, 0.000%-
7.500%, Market Value plus
accrued interest $740,575,
due 02/13/25-02/01/55)
726,054
0.3
Total Repurchase
Agreements
(Cost $726,054)
726,054
0.3
Shares RA Value
Percentage
of Net
Assets
Mutual Funds : 1.2%
2,112,692
(5)
BlackRock Liquidity Funds,
FedFund, Institutional
Class, 4.260%
2,112,692
0.9
626,000
(5)
Morgan Stanley
Institutional Liquidity
Funds - Government
Portfolio (Institutional
Share Class), 4.310%
626,000
0.3
Total Mutual Funds
(Cost $2,738,692)
2,738,692
1.2
Total Short-Term
Investments
(Cost $3,464,746)
3,464,746
1.5
Total Investments in
Securities
(Cost $226,786,177) $ 239,343,432 100.6
Liabilities in Excess of
Other Assets (1,401,438) (0.6)
Net Assets $ 237,941,994 100.0
ADR American Depositary Receipt
†
Unless otherwise indicated, principal amount is shown in USD.
(1)
Security, or a portion of the security, is on loan.
(2)
Non-income producing security.
(3)
Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualiﬁed institutional buyers.
(4)
All or a portion of the security represents securities purchased with cash collateral received for securities on loan.
(5)
Rate shown is the 7-day yield as of January 31, 2025.
Sector Diversiﬁcation
Percentage
of Net Assets
Information Technology 28.4%
Financials 13.8
Consumer Staples 13.6
Consumer Discretionary 12.6
Communication Services 9.2
Industrials 7.5
Energy 6.5
Materials 2.9
Utilities 2.1
Health Care 1.5
Real Estate 1.0
Short-Term Investments 1.5
Liabilities in Excess of Other Assets (0.6)
Net Assets 100.0%
Portfolio holdings are subject to change daily.

PORTFOLIO OF INVESTMENTS
as of January 31, 2025 (Unaudited) (continued)

Voya VACS Series EME Fund
Fair Value Measurements
The following is a summary of the fair valuations according to the inputs used as of January 31, 2025 in valuing the assets and liabilities:
Quoted Prices
in Active Markets
for Identical
Investments
(Level 1)
Signiﬁcant Other
Observable
Inputs #
(Level 2)
Signiﬁcant
Unobservable
Inputs
(Level 3)
Fair Value
at
January 31, 2025
Asset Table
Investments, at fair value
Common Stock
Brazil $ 17,940,974 $ — $ — $ 17,940,974
Chile 652,534 — — 652,534
China 4,594,319 27,220,433 — 31,814,752
Czechia 255,352 — — 255,352
Egypt 120,625 — — 120,625
France — 2,321,915 — 2,321,915
Germany — 1,688,211 — 1,688,211
Greece — 890,269 — 890,269
Hong Kong 161,581 5,459,749 — 5,621,330
Hungary 235,174 677,569 — 912,743
Iceland 153,861 — — 153,861
India 8,955,784 32,443,073 — 41,398,857
Indonesia 166,495 4,322,001 — 4,488,496
Ireland 1,919,592 — — 1,919,592
Japan — 2,785,375 — 2,785,375
Kuwait — 152,180 — 152,180
Luxembourg 240,634 — — 240,634
Malaysia 124,187 3,560,768 — 3,684,955
Mexico 13,382,945 — — 13,382,945
Netherlands 153,781 2,363,070 — 2,516,851
Peru 1,368,426 — — 1,368,426
Philippines 253,470 301,800 — 555,270
Qatar 544,594 — — 544,594
Romania 406,528 — — 406,528
Saudi Arabia 494,039 1,216,588 — 1,710,627
South Africa 2,959,181 1,310,396 — 4,269,577
South Korea — 35,661,936 — 35,661,936
Taiwan — 40,837,068 — 40,837,068
Thailand 141,942 3,469,331 — 3,611,273
Turkey 300,032 2,081,140 — 2,381,172
United Arab Emirates 302,040 1,622,856 — 1,924,896
United Kingdom 2,799,341 — — 2,799,341
United States 1,515,631 — — 1,515,631
Uruguay 3,852,069 — — 3,852,069
Total Common Stock 63,995,131 170,385,728 — 234,380,859
Preferred Stock 1,345,644 152,183 — 1,497,827
Short-Term Investments 2,738,692 726,054 — 3,464,746
Total Investments, at fair value $ 68,079,467 $ 171,263,965 $ — $ 239,343,432
Other Financial Instruments+
Futures 1,197 — — 1,197
Total Assets $ 68,080,664 $ 171,263,965 $ — $ 239,344,629
#
The earlier close of the foreign markets gives rise to the possibility that signiﬁcant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Fund may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Fund’s investments are categorized as Level 2 investments.
+
Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options.
Forward foreign currency contracts, futures and centrally cleared swaps are fair valued at the unrealized appreciation (depreciation) on the instrument.
OTC swaps and written options are valued at the fair value of the instrument.

PORTFOLIO OF INVESTMENTS
as of January 31, 2025 (Unaudited) (continued)

Voya VACS Series EME Fund
At January 31, 2025, the following futures contracts were outstanding for Voya VACS Series EME Fund:
Description
Number
of Contracts
Expiration
Date
Notional
Amount
Unrealized
Appreciation
Long Contracts:
MSCI Emerging Markets Index 13 03/21/25 $ 708,760 $ 1,197
$ 708,760 $ 1,197
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation $ 33,516,863
Gross Unrealized Depreciation (20,959,608)
Net Unrealized Appreciation $ 12,557,255